Note 2 - Allowance For Credit Losses: Past Due Financing Receivables (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Live Check Loans
Financing Receivable, Past Due	$ 5,485,525	$ 5,750,729
Premier Loans
Financing Receivable, Past Due	2,259,667	2,587,490
Other Consumer Loans
Financing Receivable, Past Due	34,383,814	37,849,477
Real Estate Loans
Financing Receivable, Past Due	2,151,981	2,163,706
Sales Finance Contracts
Financing Receivable, Past Due	4,480,613	5,852,867
Financing Receivable, Past Due	48,761,600	54,204,269
Financial Asset, 30 to 59 Days Past Due | Live Check Loans
Financing Receivable, Past Due	2,021,563	1,998,538
Financial Asset, 30 to 59 Days Past Due | Premier Loans
Financing Receivable, Past Due	754,017	895,722
Financial Asset, 30 to 59 Days Past Due | Other Consumer Loans
Financing Receivable, Past Due	12,468,116	14,419,790
Financial Asset, 30 to 59 Days Past Due | Real Estate Loans
Financing Receivable, Past Due	478,125	502,733
Financial Asset, 30 to 59 Days Past Due | Sales Finance Contracts
Financing Receivable, Past Due	1,650,416	2,251,562
Financial Asset, 30 to 59 Days Past Due
Financing Receivable, Past Due	17,372,237	20,068,345
Financial Asset, 60 to 89 Days Past Due | Live Check Loans
Financing Receivable, Past Due	1,170,022	1,629,874
Financial Asset, 60 to 89 Days Past Due | Premier Loans
Financing Receivable, Past Due	445,151	653,370
Financial Asset, 60 to 89 Days Past Due | Other Consumer Loans
Financing Receivable, Past Due	7,087,458	8,496,082
Financial Asset, 60 to 89 Days Past Due | Real Estate Loans
Financing Receivable, Past Due	341,618	223,007
Financial Asset, 60 to 89 Days Past Due | Sales Finance Contracts
Financing Receivable, Past Due	860,961	1,340,620
Financial Asset, 60 to 89 Days Past Due
Financing Receivable, Past Due	9,905,210	12,342,953
Financial Asset, Equal to or Greater than 90 Days Past Due | Live Check Loans
Financing Receivable, Past Due	2,293,940	2,122,317
Financial Asset, Equal to or Greater than 90 Days Past Due | Premier Loans
Financing Receivable, Past Due	1,060,499	1,038,398
Financial Asset, Equal to or Greater than 90 Days Past Due | Other Consumer Loans
Financing Receivable, Past Due	14,828,240	14,933,605
Financial Asset, Equal to or Greater than 90 Days Past Due | Real Estate Loans
Financing Receivable, Past Due	1,332,238	1,437,966
Financial Asset, Equal to or Greater than 90 Days Past Due | Sales Finance Contracts
Financing Receivable, Past Due	1,969,236	2,260,685
Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Past Due	$ 21,484,153	$ 21,792,971